UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2003
                                                -----------------

Check here if Amendment / /; Amendment Number:
      This Amendment (Check only one):      / /  is a restatement.
                                            / /  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:            Steel Partners II, L.P.
Address:         590 Madison Avenue, 32nd Floor
                 New York, New York 10022

Form 13F File Number: 28-__________________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Warren G. Lichtenstein
Title:            Managing Member of General Partner
Phone:            212-758-3232

Signature, Place, and Date of Signing:

          /s/ Warren G. Lichtenstein, Aspen, CO, February 12, 2004

Report Type (Check only one):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                1

Form 13F Information Table Entry Total:          34

Form 13F Information Table Value Total:     $249461
                                           (thousands)


 CERTAIN INFORMATION FOR WHICH WE ARE REQUESTING CONFIDENTIAL TREATMENT HAS BEEN
   OMITTED AND FILED SEPARATELY WITH THE SECURITIES AND EXCHANGE COMMISSION.


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


         No.     Form 13F File Number       Name

          1      28-___________             Warren G. Lichtenstein


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


                                                 FORM 13F INFORMATION TABLE

   COLUMN 1                  COLUMN 2  COLUMN 3  COLUMN 4        COLUMN 5           COLUMN 6    COLUMN 7           COLUMN 8
   --------                  --------  --------  --------        --------           --------    --------           --------
                                                                                                               VOTING AUTHORITY
                                                                                                               ----------------
                             TITLE OF             VALUE     SHRS OR   SH/   PUT/   INVESTMENT    OTHER
  NAME OF ISSUER              CLASS      CUSIP   (X$1000)   PRN AMT   PRN   CALL   DISCRETION   MANAGERS     SOLE    SHARED   NONE
  --------------              -----      -----   --------   -------   ---   ----   ----------   --------     ----    ------   ----
AMERICAN INDEPENDENCE CORP   COM NEW   026760405    3351    283711    SH             OTHER           1        0       283711    0

ANGELICA CORP                COM       034663104   17403    791050    SH             OTHER           1        0       791050    0

BAIRNCO CORP                 COM       057097107    3484    572600    SH             OTHER           1        0       572600    0

CONTINENTAL MATLS CORP       COM PAR   211615307    9161    335700    SH             OTHER           1        0       335700    0
                             $0.25

CRONOS GROUP S A             SHS       L20708100    5818   1154331    SH             OTHER           1        0      1154331    0

DYNAMEX INC                  COM       26784F103   16875   1406219    SH             OTHER           1        0      1406219    0

ENPRO INDS INC               COM       29355X107   18466   1323700    SH             OTHER           1        0      1323700    0

ENSTAR GROUP INC GA          COM       29358R107    8686    184815    SH             OTHER           1        0       184815    0

EQUIDYNE CORP                COM       29442R105     184    306500    SH             OTHER           1        0       306500    0

EVANS & SUTHERLAND           SDCV      299096AA5    1757   2834000   PRN             OTHER           1       N/A        N/A    N/A
COMPUTER                     6.000%3/0

EVANS & SUTHERLAND           COM       299096107    1614    358640    SH             OTHER           1        0       358640    0
COMPUTER

FIRST YRS INC                COM       337610109    1190     79673    SH             OTHER           1        0        79673    0

GEMSTAR-TV GUIDE INTL INC    COM       36866W106     462     91000    SH             OTHER           1        0        91000    0

GENCORP INC                  COM       368682100   37456   3477800    SH             OTHER           1        0      3477800    0

INDEPENDENCE HLDG CO NEW     COM NEW   453440307    1695     70630    SH             OTHER           1        0        70630    0

JPS INDUSTRIES INC           COM       46624E405    3553   1404416    SH             OTHER           1        0      1404416    0






JARDEN CORP                  COM       471109108    2260     82650    SH             OTHER           1        0        82650    0

LAYNE CHRISTENSEN CO         COM       521050104    8921    751542    SH             OTHER           1        0       751542    0

METRO ONE TELECOMMUNICATIONS COM       59163F105     788    308912    SH             OTHER           1        0       308912    0

NATHANS FAMOUS INC NEW       COM       632347100    5091   1018200    SH             OTHER           1        0      1018200    0

NATHANS FAMOUS INC NEW       *W EXP    632347118      28     41437    SH             OTHER           1        N/A        N/A    N/A
                             09/30/200

NEW VY CORP                  COM PAR   649080504    4820   1118357    SH             OTHER           1        0      1118357    0
                             $.01

NOVOSTE CORP                 COM       67010C100    7660   1599207    SH             OTHER           1        0      1599207    0

P & F INDS INC               CL A NEW  692830508    3072    351085    SH             OTHER           1        0       351085    0

PREMIERE TECHNOLOGIES INC    NOTE      74058FAC6    1272   1272000   PRN             OTHER           1        N/A        N/A    N/A
                             5.750%
                             7/0

PTEK HLDGS INC               COM       69366M104  29523    3351049    SH             OTHER           1        0      3351049    0

RONSON CORP                  COM NEW   776338204    932     377261    SH             OTHER           1        0       377261    0

ROTO ROOTER INC NEW          COM       778787101    461      10000    SH             OTHER           1        0        10000    0

S L INDS INC                 COM       784413106  11252    1402950    SH             OTHER           1        0      1402950    0

STAMPS COM INC               COM       852857101   5038     812600    SH             OTHER           1        0       812600    0

STRATEGIC DISTR INC          COM NEW   862701307   4208     299489    SH             OTHER           1        0       299489    0

SUMMIT AMER TELEVISION INC   COM       86600T109     98      25000    SH             OTHER           1        0        25000    0

UNITED INDL CORP             COM       910671106  28556    1582050    SH             OTHER           1        0      1582050    0

WEBFINANCIAL CORP            COM       94767P100   4326    1737345    SH             OTHER           1        0      1737345    0